TRADE AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Trade and other paybles
	June 30, 2020	December 31, 2019
	$	$
Trade Payables	31,089	32,276
Accrued Liabilities	148,218	90,000
	179,307	122,276